UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

Credit Suisse High Yield Bond Fund

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2021 - June 30, 2022

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08777
Reporting Period: 07/01/2021 - 06/30/2022
Credit Suisse High Yield Bond Fund

====================== Credit Suisse High Yield Bond Fund ======================

PIONEER ENERGY SERVICES CORP.

Ticker:       PESXQ          Security ID:  723664207
Meeting Date: SEP 28, 2021   Meeting Type: Special
Record Date:  AUG 25, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management

--------------------------------------------------------------------------------

PIONEER ENERGY SERVICES CORP.

Ticker:       PESXQ          Security ID:  723664AC2
Meeting Date: SEP 28, 2021   Meeting Type: Special
Record Date:  AUG 25, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse High Yield Bond Fund

By:	/s/ John G. Popp
John G. Popp
Chief Executive Officer and President

Date:    July 21, 2022